Income Taxes (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2010
Income Taxes [Line Items]
Deferred tax liability on FDIC-assisted transaction	$ 2,400,000
Bad debt base year reserve	5,900,000
Federal tax bad debt deferred tax liability	2,800,000
Deferred tax liabilities reversed		$ 738,000